Lease Obligations - Schedule of Future Lease Obligations (Details) (10K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2021	$ 2,271,153	$ 1,531,108
2022	1,460,669	769,619
2023	1,011,377	210,219
Total payments	4,743,199	2,510,946
Amount representing interest	(302,765)	(158,068)
Lease obligation, net	$ 4,440,434	$ 2,352,878	$ 2,400,565	$ 3,790,147